PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

8.           PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	As of December 31,
	2017	2018
Buildings	959	907
Furniture, fixture and equipment	9,475	10,639
Leasehold improvement	52,565	61,735
Motor vehicles	977	1,154
Total	63,976	74,435
Less: Accumulated depreciation	(23,813)	(28,539)
	40,163	45,896

Depreciation expenses were $4,831,  $6,099 and $7,530 for the years ended December 31, 2016, 2017 and 2018, respectively.